Balance Sheet (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity, par value and other disclosures
Treasury stock, at cost; shares held	0	43,907
Common stock, par value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	65,679,406
Common stock, shares issued	75,760,061	1,962,486
Common stock, shares outstanding	75,760,061	1,918,579
Series A Preferred Stock
Stockholders' Equity, par value and other disclosures
Convertible preferred stock, par value per share (in dollars per share)		$ 0.01
Convertible preferred stock, shares authorized	0	599,997
Convertible preferred stock, shares issued	0	599,997
Convertible preferred stock, shares outstanding	0	599,997
Convertible preferred stock, liquidation preference (in USD)		$ 3,000
Series B Preferred Stock
Stockholders' Equity, par value and other disclosures
Convertible preferred stock, par value per share (in dollars per share)		$ 0.01
Convertible preferred stock, shares authorized	0	1,202,497
Convertible preferred stock, shares issued	0	1,202,497
Convertible preferred stock, shares outstanding	0	1,202,497
Convertible preferred stock, liquidation preference (in USD)		$ 12,025
Series C Preferred Stock
Stockholders' Equity, par value and other disclosures
Convertible preferred stock, par value per share (in dollars per share)		$ 0.01
Convertible preferred stock, shares authorized	0	2,073,749
Convertible preferred stock, shares issued	0	2,073,749
Convertible preferred stock, shares outstanding	0	2,073,749
Convertible preferred stock, liquidation preference (in USD)		$ 41,475
Series D Preferred Stock
Stockholders' Equity, par value and other disclosures
Convertible preferred stock, par value per share (in dollars per share)		$ 0.01
Convertible preferred stock, shares authorized	22,995,265	22,995,265
Convertible preferred stock, shares issued	0	19,777,349
Convertible preferred stock, shares outstanding	0	14,403,015
Convertible preferred stock, liquidation preference (in USD)		$ 74,165
Common Shares
Stockholders' Equity, par value and other disclosures
Treasury stock, at cost; shares held	0	43,907